Trade Receivables, Other Receivables and Prepayments - Schedule of Trade Receivables, Other Receivables and Prepayments (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Trade and Other Receivables [Abstract]
Trade receivables	$ 3,781,382	$ 4,655,951
Allowance for expected credit losses	(5,829)
Total	$ 3,775,553	$ 4,655,951